VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2012
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$ (Note 3)
Total assets	1,086,447,994	223,569,019	35,885,302
Total liabilities	243,049,758	233,201,710	37,431,455

	December 31, 2010	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	RMB	US$ (Note 3)
Revenue	101,808,411	103,128,242	146,100,548	23,450,755
Net loss	(50,392,716)	(44,008,489)	(163,422,412)	(26,231,106)